Debt, Lease Liabilities and Other Notes Payable - Reconciliation of long-term debt and lease liabilities arising from financing activities (Details) $ in Thousands, $ in Millions	1 Months Ended	12 Months Ended
	Mar. 31, 2018 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Finance cost		$ 11,275,198	$ 10,566,966	$ 9,245,671
Principal amount		122,378,292
Revolving credit facility
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Principal amount	$ 618
Term of debt instrument	3 years
Amount drawn under credit facility		14,770,694,000
Total debt and lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of the period		128,442,582	129,173,671
Balance as of January 1, 2019			133,239,894
New Debt and Leases		24,298,075
Payments		(23,482,843)	(847,937)
New Debt		(845,507)	208,828
Foreign Exchange Income		(3,258,027)	(126,226)
Interest		48,675	34,246
Balance at end of the period		131,691,281	128,442,582	129,173,671
Debt
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of the period		123,124,638	123,550,897
Balance as of January 1, 2019			123,124,638
New Debt and Leases		24,298,075
Payments		(21,989,156)	(307,489)
Foreign Exchange Income		(3,055,265)	(118,770)
Balance at end of the period		122,378,292	123,124,638	123,550,897
Finance Costs
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Payments		(50,531)
Balance at end of the period		(50,531)
Satellite transponder lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of the period		4,569,773	4,938,049
Balance as of January 1, 2019			4,569,773
Payments		(387,428)	(360,820)
Foreign Exchange Income		(167,778)	(7,456)
Balance at end of the period		4,014,567	4,569,773	4,938,049
Other lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of the period		748,171	684,725
Balance as of January 1, 2019			748,171
Payments		(172,195)	(179,628)
New Debt		(82,597)	208,828
Interest		48,675	34,246
Balance at end of the period		707,248	748,171	$ 684,725
Lease liabilities recognized as of January 1,2019
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance as of January 1, 2019			$ 4,797,312
Payments		(883,533)
New Debt		(762,910)
Foreign Exchange Income		(34,984)
Balance at end of the period		$ 4,641,705